Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 23	$ 31	$ 77	$ 83